Other Non-Current Liabilities - Summary of Movements of Accrued Warranty (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Standard Product Warranty Disclosure [Abstract]
Accrued warranty - beginning of the year	¥ 1,008,993	¥ 641,062	¥ 371,140
Warranty costs incurred	(208,691)	(228,674)	(61,551)
Provision for warranty	597,465	596,605	331,473
Adjustments to pre-existing warranty liabilities	(199,040)	0	0
Accrued warranty - end of the year	1,198,727	1,008,993	641,062
Less: Current portion of warranty	(389,290)	(219,988)	(216,260)
Non-current portion of warranty	¥ 809,437	¥ 789,005	¥ 424,802